Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (loss) before income taxes
Domestic			$ (68,645)	$ (56,631)	$ 24,970
Foreign			736	959	601
Income (loss) before income tax expense			(67,909)	(55,672)	25,571
Current :
Federal			958	8	7,192
State			(130)	507	1,428
Foreign			430	268	168
Total Current			1,258	783	8,788
Deferred :
Federal			(1,942)	3,805	1,690
State			1	2,040	(668)
Foreign			0	0	0
Total Deferred			(1,941)	5,845	1,022
Provision for (benefit from) income taxes	$ (6,660)	$ 52	$ (683)	$ 6,628	$ 9,810